Average Annual Total Returns - Invesco Main Street Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Feb. 03, 1988	8.08%	11.30%	11.52%	7.28%	9.34%	9.84%	5.34%	8.61%	9.10%	Dec. 01, 1993	12.46%	11.71%	11.48%	Mar. 01, 2001	14.05%	12.27%	11.87%	Nov. 01, 1996	14.63%	12.84%	12.47%	May 24, 2019	14.76%	12.70%	[1]	12.22%	[1]	Dec. 29, 2011	14.74%	13.01%	14.03%	18.40%	15.22%	13.88%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.